Notes Payable (Narrative) (Details)		3 Months Ended
	May 09, 2018 USD ($) item	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 18, 2019 USD ($)
Vespoint LLC | Xenith
Ownership (as a percent)	100.00%
Xenith
Proceeds From Issuance of Debt	$ 600,000
Debt term	10 years
Debt instrument, stated interest rate (as a percent)	8.00%
Additional per annum interest due at maturity (as a percent)	4.00%
Number of notes | item	2
Accrued interest				$ 845,536
Debt issuance costs	$ 161,000
Notes outstanding			$ 0
Xenith | Note One [Member]
Proceeds From Issuance of Debt	500,000
Xenith | Note Two [Member]
Proceeds From Issuance of Debt	$ 100,000
Xenith | Additional Loan [Member]
Proceeds From Issuance of Debt		$ 18,500,000
Conversion price | $ / shares		$ 10.29
Xenith | Additional Loan [Member] | Maximum
Borrowing capacity		$ 23,500,000